Contractual Amounts With Regard to Undrawn Commitments (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2015	Mar. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments		¥ 72,334	¥ 60,013
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	[1]	71,750	59,402
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments		¥ 584	¥ 611

[1]	Commitments to extend credit include commitments to invest in securities.